091-62095

For Internal Use Only	Submit 1 Original		OMB App[redacted]
Sec File No. 91 -	and 9 Copies		Expires:
			Estimated av

RECEIVED
2007 OCT 25 AM 11:59
SEC / MR

07070834

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

BEST AVAILABLE COPY

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation

3. Class of New Derivative Securities Product:
Index-Linked Securities

4. Name of Underlying Instrument:
Dow Jones–AIG Nickel Total Return Sub-Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
JJN

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
London Metal Exchange

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

NOV 01 2007

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Mary Yeager

Title:
Corporate Secretary

Telephone Number:
(212) 656-2062

Manual Signature of Official Responsible for Form:

October 24, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 25 2007

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca.

RECEIVED
2007 OCT 25 AM 11:48
SEC / MR

Via Overnight Mail

October 24, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – Claymore Exchange-Traded Fund Trust and Barclays Bank PLC**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Claymore Exchange-Traded Fund Trust, Claymore/Zacks Dividend Rotation ETF (Ticker Symbol IRO);
- Barclays Bank PLC, iPath Dow Jones - AIG Agriculture Total Return Sub-Index ETN (Ticker Symbol JJA);
- Barclays Bank PLC, iPath Dow Jones - AIG Copper Total Return Sub-Index ETN (Ticker Symbol JJC);
- Barclays Bank PLC, iPath Dow Jones - AIG Energy Total Return Sub-Index ETN (Ticker Symbol JJE);
- Barclays Bank PLC, iPath Dow Jones - AIG Grains Total Return Sub-Index ETN (Ticker Symbol JJG);
- Barclays Bank PLC, iPath Dow Jones - AIG Industrial Metals Total Return Sub-Index ETN (Ticker Symbol JJM);
- Barclays Bank PLC, iPath Dow Jones - AIG Livestock Total Return Sub-Index ETN (Ticker Symbol COW);
- Barclays Bank PLC, iPath Dow Jones - AIG Natural Gas Total Return Sub-Index ETN (Ticker Symbol GAZ); and

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 25 2007

- Barclays Bank PLC, iPath Dow Jones - AIG Nickel Total Return Sub-Index ETN (Ticker Symbol JJN).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

END